RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of lease liabilities [Abstract]
Lease liabilities, beginning balance	$ 111,379	$ 97,249
Additions	29,040	37,978
Interest	6,048	5,473
Payments	(36,567)	(31,553)
Acquisition of subsidiaries	14,766	6,560
Exchange and other adjustments	4,727	(4,328)
Lease liabilities, ending balance	129,393	111,379
Less: current portion	32,694	27,571
Non-current lease liabilities	$ 96,699	$ 83,808